PHL VARIABLE ACCUMULATION ACCOUNT II

Annual Report

To

Contract Owners

December 31, 2025

PHL VARIABLE INSURANCE COMPANY

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of PHL Variable Insurance Company and Contract Owners of PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2025, the related statements of operations for the year then ended (or the period indicated in the Appendix), statements of changes in contract owners’ equity for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes (collectively, the financial statements) and the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of their operations for the year then ended (or for the period indicated in the Appendix), the changes in their contract owners’ equity for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more PHL Variable Insurance Company's separate accounts since 2015.

Boston, Massachusetts

April 14, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Appendix (3)

ALPS FUNDS

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2) (1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2) (2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2) (1)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA) (1)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD) (1)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD) (1)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD) (1)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (2)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB) (2)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM) (1)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

(1) At December 31, 2025, contract owners were not invested in this subaccount – no statements of assets, liabilities and contract owners’ equity included or statement of operations for the year ended December 31, 2025. Statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

(2) No financial statements presented; only financial highlights for periods prior to December 31, 2024.

(3) Unless otherwise noted, statement of assets, liabilities and contract owners’ equity as of December 31, 2025, statements of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
ACEAA2	3	$28	$29	$-	$29	$2	$27	$27	$-	$27
AGEAA2	27,252	302,191	363,813	1	363,814	-	363,814	363,814	-	363,814
DSIFS	232	16,133	20,289	-	20,289	-	20,289	20,289	-	20,289
IVGMMI	19,639	19,639	19,639	1	19,640	-	19,640	19,640	-	19,640
PVSTA	1,911	19,684	19,739	1	19,740	-	19,740	19,740	-	19,740
TRBCG2	446	18,448	27,055	-	27,055	-	27,055	27,055	-	27,055
VWHAS	447	12,019	14,298	-	14,298	-	14,298	14,298	-	14,298
VVI	683	17,859	19,528	-	19,528	-	19,528	19,528	-	19,528
PIVEI2	1,087	15,906	13,450	-	13,450	-	13,450	13,450	-	13,450

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	ACEAA2	AGEAA2	DSIFS	IVGMMI	PVSTA	TRBCG2	VWHAS	VVI
Reinvested dividends	$1	5,029	121	1,074	642	-	452	79
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	1	5,029	121	1,074	642	-	452	79
Realized gain (loss) on investments	-	9,175	55	-	1	567	2,231	18
Change in unrealized gain (loss) on investments	2	18,562	1,435	-	11	1,493	2,480	1,103
Net gain (loss) on investments	2	27,737	1,490	-	12	2,060	4,711	1,121
Reinvested capital gains	-	25,254	696	-	-	2,412	-	534
Net increase (decrease) in contract owners' equity resulting from operations	$3	58,020	2,307	1,074	654	4,472	5,163	1,734

Investment Activity*:	PIVEI2
Reinvested dividends	$289
Mortality and expense risk charges (note 2)	-
Net investment income (loss)	289
Realized gain (loss) on investments	(1,544)
Change in unrealized gain (loss) on investments	597
Net gain (loss) on investments	(947)
Reinvested capital gains	2,172
Net increase (decrease) in contract owners' equity resulting from operations	$1,514

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	ACEAA2		AGEAA2		AUGEA2		DSIFS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$1	1	5,029	5,168	-	-	121	114
Realized gain (loss) on investments	-	-	9,175	10,983	-	(117)	55	651
Change in unrealized gain (loss) on investments	2	1	18,562	22,060	-	144	1,435	1,183
Reinvested capital gains	-	-	25,254	7,111	-	-	696	786
Net increase (decrease) in contract owners' equity resulting from operations	3	2	58,020	45,322	-	27	2,307	2,734
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	1	-	-
Transfers between funds	-	-	-	-	-	-	6,074	(1,858)
Redemptions (notes 2, 3, and 4)	(3)	(6)	(46,822)	(79,179)	-	(2,690)	(175)	(158)
Adjustments to maintain reserves	(1)	-	2	-	-	-	1	-
Net equity transactions	(4)	(6)	(46,820)	(79,179)	-	(2,689)	5,900	(2,016)
Net change in contract owners' equity	(1)	(4)	11,200	(33,857)	-	(2,662)	8,207	718
Contract owners' equity at beginning of period	28	32	352,614	386,471	-	2,662	12,082	11,364
Contract owners' equity at end of period	$27	28	363,814	352,614	-	-	20,289	12,082
CHANGE IN UNITS:
Beginning units	18	21	133,672	165,070	-	1,498	2,194	2,567
Units purchased	-	-	-	-	-	-	980	-
Units redeemed	(2)	(3)	(16,706)	(31,398)	-	(1,498)	(31)	(373)
Ending units	16	18	116,966	133,672	-	-	3,143	2,194

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FTVGI2		RVARS		IVGMMI		PMVAAA
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$-	-	-	1,893	1,074	1,915	-	4,917
Realized gain (loss) on investments	-	(4,492)	-	(1,099)	-	-	-	(13,631)
Change in unrealized gain (loss) on investments	-	2,985	-	(1,646)	-	-	-	13,256
Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	(1,507)	-	(852)	1,074	1,915	-	4,542
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	2	-	-	1
Transfers between funds	-	2,645	-	1,890	(11,008)	(12,062)	-	3,035
Redemptions (notes 2, 3, and 4)	-	(24,578)	-	(37,467)	(591)	(759)	-	(100,491)
Adjustments to maintain reserves	-	-	-	(1)	(2)	-	-	(2)
Net equity transactions	-	(21,933)	-	(35,578)	(11,599)	(12,821)	-	(97,457)
Net change in contract owners' equity	-	(23,440)	-	(36,430)	(10,525)	(10,906)	-	(92,915)
Contract owners' equity at beginning of period	-	23,440	-	36,430	30,165	41,071	-	92,915
Contract owners' equity at end of period	$-	-	-	-	19,640	30,165	-	-
CHANGE IN UNITS:
Beginning units	-	15,840	-	30,356	2,583	3,693	-	46,282
Units purchased	-	1,900	-	1,546	-	2	-	1,498
Units redeemed	-	(17,740)	-	(31,902)	(966)	(1,112)	-	(47,780)
Ending units	-	-	-	-	1,617	2,583	-	-

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	PMVHYD		PMVRSD		PMVTRD		PVSTA
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$-	2,273	-	405	-	19,803	642	328
Realized gain (loss) on investments	-	(2,197)	-	(2,840)	-	(93,908)	1	-
Change in unrealized gain (loss) on investments	-	2,826	-	3,302	-	87,228	11	59
Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	2,902	-	867	-	13,123	654	387
Equity transactions:
Purchase payments received from contract owners (note 4)	-	(1)	-	-	-	1	-	-
Transfers between funds	-	1,233	-	356	-	13,106	7,163	6,631
Redemptions (notes 2, 3, and 4)	-	(50,628)	-	(24,102)	-	(550,873)	(179)	(66)
Adjustments to maintain reserves	-	1	-	1	-	(1)	2	-
Net equity transactions	-	(49,395)	-	(23,745)	-	(537,767)	6,986	6,565
Net change in contract owners' equity	-	(46,493)	-	(22,878)	-	(524,644)	7,640	6,952
Contract owners' equity at beginning of period	-	46,493	-	22,878	-	524,644	12,100	5,148
Contract owners' equity at end of period	$-	-	-	-	-	-	19,740	12,100
CHANGE IN UNITS:
Beginning units	-	20,176	-	35,061	-	321,658	8,328	3,757
Units purchased	-	530	-	826	-	8,004	4,771	4,617
Units redeemed	-	(20,706)	-	(35,887)	-	(329,662)	(120)	(46)
Ending units	-	-	-	-	-	-	12,979	8,328

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	TRBCG2		VWHAS		VVI		VVTSM
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$-	-	452	249	79	1,081	-	3,605
Realized gain (loss) on investments	567	630	2,231	59	18	(9,456)	-	92,915
Change in unrealized gain (loss) on investments	1,493	5,327	2,480	(1,265)	1,103	16,209	-	(63,731)
Reinvested capital gains	2,412	1,070	-	-	534	2,861	-	19,765
Net increase (decrease) in contract owners' equity resulting from operations	4,472	7,027	5,163	(957)	1,734	10,695	-	52,554
Equity transactions:
Purchase payments received from contract owners (note 4)	-	(2)	-	-	-	-	-	2
Transfers between funds	(2,096)	(2,092)	(7,011)	7,355	9,296	(2,978)	-	(20,495)
Redemptions (notes 2, 3, and 4)	(315)	(298)	(204)	(130)	(146)	(84,784)	-	(300,582)
Adjustments to maintain reserves	(1)	2	(1)	(1)	-	-	-	(2)
Net equity transactions	(2,412)	(2,390)	(7,216)	7,224	9,150	(87,762)	-	(321,077)
Net change in contract owners' equity	2,060	4,637	(2,053)	6,267	10,884	(77,067)	-	(268,523)
Contract owners' equity at beginning of period	24,995	20,358	16,351	10,084	8,644	85,711	-	268,523
Contract owners' equity at end of period	$27,055	24,995	14,298	16,351	19,528	8,644	-	-
CHANGE IN UNITS:
Beginning units	3,392	3,734	19,162	11,453	3,406	36,817	-	59,470
Units purchased	-	-	-	7,852	3,061	-	-	-
Units redeemed	(292)	(342)	(6,857)	(143)	(53)	(33,411)	-	(59,470)
Ending units	3,100	3,392	12,305	19,162	6,414	3,406	-	-

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	PIVEI2
	2025	2024
Investment activity*:
Net investment income (loss)	$289	240
Realized gain (loss) on investments	(1,544)	(49)
Change in unrealized gain (loss) on investments	597	(1,172)
Reinvested capital gains	2,172	2,113
Net increase (decrease) in contract owners' equity resulting from operations	1,514	1,132
Equity transactions:
Purchase payments received from contract owners (note 4)	(2,463)	-
Transfers between funds	-	2,584
Redemptions (notes 2, 3, and 4)	(176)	(144)
Adjustments to maintain reserves	(1)	-
Net equity transactions	(2,640)	2,440
Net change in contract owners' equity	(1,126)	3,572
Contract owners' equity at beginning of period	14,576	11,004
Contract owners' equity at end of period	$13,450	14,576
CHANGE IN UNITS:
Beginning units	4,095	3,430
Units purchased	-	707
Units redeemed	(695)	(42)
Ending units	3,400	4,095

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The PHL Variable Accumulation Account II (the "Separate Account"), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware” or the “Parent”). PHL is a provider of life insurance and annuity products. In November 2019, PHL stopped marketing and selling new business.

PHL Variable Insurance Company (“PHL”) and its subsidiaries, Concord Re, Inc. and Palisado Re, Inc. (collectively, the “PHL Companies”) entered rehabilitation proceedings in the Connecticut Superior Court (the “Court”) on May 20, 2024, as a result of the PHL Companies’ hazardous financial condition. Rehabilitation is a court proceeding that the insurance commissioner of a company’s state of domicile may initiate to take control of the company if it is in a hazardous financial condition.

The Court appointed the Connecticut Insurance Commissioner as the PHL Companies’ Rehabilitator. The Rehabilitator assumed control of the PHL Companies’ assets and has continued to administer them under the Court’s supervision. The Rehabilitator is also empowered to take the necessary or appropriate actions approved by the Court to rehabilitate the PHL Companies. On December 31, 2025, the Rehabilitator filed a report with the Court stating that he has determined that a rehabilitation plan, as originally contemplated, is not feasible and that a liquidation order will be required. The Rehabilitator expects that a liquidation order will be entered by late 2026 or early 2027, but it may be earlier or later. Until that time, the Rehabilitator will continue to administer PHL’s business under the existing Rehabilitation Order.

On June 25, 2024, the Court approved on a final basis a moratorium order that limits payments under some policies and annuities. The moratorium allows the PHL Companies to mitigate the high outflow of claim payments and is anticipated to be in place in some form until the liquidation order is entered by the Court. Although the payments have been limited under the moratorium, the PHL Companies have continued to record liabilities for the full amount of policyholder benefits.

While the Separate Account remains insulated from PHL’s general account, the Separate Account only supports the value of investments in variable investment options and does not support financial guarantees from PHL’s general account. During rehabilitation, financial guarantees from PHL’s general account arising from contracts in the Separate Account will continue to be subject to the moratorium. In liquidation, state guaranty associations will continue coverage and benefits due from PHL Variable’s general account subject to applicable statutory limits and conditions.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALPS FUNDS

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*

GUGGENHEIM INVESTMENTS

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)*

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)*

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)*

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

*     At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. There were no inceptions for the year ended December 31, 2025. There were no inceptions for the year ended December 31, 2024.

There were no subaccount mergers for the one-year period ended December 31, 2025.

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount
Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
PIVEI2	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	3/31/2025

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

There were no variable annuities in payout stage in 2025.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is 2VP Finance, Accounting Operations Department. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)   Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $1,440 and $2,540 for the years ended December 31, 2025 and December 31, 2024, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owner’s Equity.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owner’s Equity. The transaction fees were $50 and $1,000 for the years ended December 31, 2025 and December 31, 2024, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $6,747 and $7,176 for the years ended December 31, 2025 and December 31, 2024, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owner’s Equity.

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(3)   Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)   Related Party Transactions

The Company and its affiliates perform various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5)   Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount	Purchases of	Sales of
Abbreviation*	Investments	Investments
ACEAA2	$1	$3
AGEAA2	30,284	46,822
DSIFS	6,891	175
IVGMMI	1,074	11,598
PVSTA	7,806	179
TRBCG2	2,412	2,412
VWHAS	452	7,216

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VVI	9,909	146
PIVEI2	2,461	2,640

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)   Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****
ACEAA2
2025	0.00%	16	$ 1.72	$27	2.61%	8.82%
2024	0.00%	18	1.58	28	2.14%	5.29%
2023	0.00%	21	1.50	32	2.26%	7.84%
2022	0.00%	24	1.39	33	1.43%	-11.82%
2021	0.00%	27	1.57	42	1.33%	2.28%
AGEAA2
2025	0.00%	116,966	3.11	363,814	1.43%	17.91%
2024	0.00%	133,672	2.64	352,614	1.38%	12.67%
2023	0.00%	165,070	2.34	386,471	1.49%	15.27%
2022	0.00%	238,542	2.03	484,515	1.51%	-13.25%
2021	0.00%	270,362	2.34	633,041	1.17%	14.88%
AUGEA2
2023	0.00%	1,498	1.78	2,662	0.96%	10.59%
2022	0.00%	4,505	1.61	7,239	1.08%	-12.54%
2021	0.00%	7,672	1.84	14,093	1.29%	6.47%
DSIFS
2025	0.00%	3,143	6.45	20,289	0.83%	17.24%
2024	0.00%	2,194	5.51	12,082	0.91%	24.35%
2023	0.00%	2,567	4.43	11,364	1.06%	25.60%
2022	0.00%	4,287	3.53	15,113	1.06%	-18.52%
2021	0.00%	6,114	4.33	26,454	0.83%	28.12%
FVSIS2
2021	0.00%	3,266	2.04	6,665	2.44%	3.53%
FTVGI2
2023	0.00%	15,840	1.48	23,440	0.00%	2.88%

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****

2022	0.00%	15,037	1.44	21,628	0.00%	-4.95%
2021	0.00%	15,861	1.51	24,001	0.00%	-4.99%
RVARS
2023	0.00%	30,356	1.20	36,430	2.89%	4.37%
2022	0.00%	29,392	1.15	33,797	1.11%	-3.40%
2021	0.00%	32,245	1.19	38,382	0.00%	8.10%
IVGMMI
2025	0.00%	1,617	12.15	19,640	3.98%	4.01%
2024	0.00%	2,583	11.68	30,165	4.90%	4.98%
2023	0.00%	3,693	11.12	41,071	4.76%	4.86%
2022	0.00%	3,551	10.61	37,669	1.96%	1.45%
2021	0.00%	453	10.46	4,731	0.00%	0.01%
PMVAAA
2023	0.00%	46,282	2.01	92,915	2.99%	8.14%
2022	0.00%	44,748	1.86	83,071	7.82%	-11.84%
2021	0.00%	46,482	2.11	97,885	11.10%	16.23%
PMVHYD
2023	0.00%	20,176	2.30	46,493	5.56%	12.09%
2022	0.00%	20,125	2.06	41,373	4.95%	-10.38%
2021	0.00%	21,052	2.29	48,290	4.35%	3.53%
PMVRSD
2023	0.00%	35,061	0.65	22,878	15.07%	-7.93%
2022	0.00%	29,340	0.71	20,794	22.47%	8.66%
2021	0.00%	38,498	0.65	25,109	4.10%	33.11%
PMVTRD
2023	0.00%	321,658	1.63	524,644	3.46%	5.82%
2022	0.00%	323,258	1.54	498,259	2.51%	-14.39%
2021	0.00%	382,474	1.80	688,590	1.72%	-1.36%
PVSTA
2025	0.00%	12,979	1.52	19,740	4.43%	4.67%
2024	0.00%	8,328	1.45	12,100	4.94%	6.05%
2023	0.00%	3,757	1.37	5,148	4.47%	5.89%
2022	0.00%	3,658	1.29	4,733	1.49%	-0.15%
2021	0.00%	3,312	1.30	4,292	1.10%	-0.06%
TRBCG2
2025	0.00%	3,100	8.73	27,055	0.00%	18.43%
2024	0.00%	3,392	7.37	24,995	0.00%	35.17%

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****

2023	0.00%	3,734	5.45	20,358	0.00%	48.96%
2022	0.00%	1,299	3.66	4,753	0.00%	-38.66%
2021	0.00%	3,596	5.97	21,461	0.00%	17.33%
VWEM
2021	0.00%	7,019	1.63	11,436	0.92%	-11.87%
VWHAS
2025	0.00%	12,305	1.16	14,298	2.75%	36.17%
2024	0.00%	19,162	0.85	16,351	2.13%	-3.09%
2023	0.00%	11,453	0.88	10,084	2.86%	-3.84%
2022	0.00%	16,443	0.92	15,056	1.81%	8.12%
2021	0.00%	18,489	0.85	15,657	0.31%	18.68%
VVHGB
2021	0.00%	7,703	1.65	12,700	2.07%	-1.72%
VVI
2025	0.00%	6,414	3.04	19,528	0.63%	19.97%
2024	0.00%	3,406	2.54	8,644	1.51%	9.01%
2023	0.00%	36,817	2.33	85,711	1.52%	14.65%
2022	0.00%	37,519	2.03	76,182	1.41%	-30.12%
2021	0.00%	32,790	2.91	95,278	0.27%	-1.54%
VVTSM
2023	0.00%	59,470	4.52	268,523	1.16%	25.95%
2022	0.00%	64,149	3.58	229,968	1.33%	-19.59%
2021	0.00%	62,634	4.46	279,244	1.20%	25.64%
PIVEI2
2025	0.00%	3,400	3.96	13,450	2.02%	11.13%
2024	0.00%	4,095	3.56	14,576	1.97%	10.97%
2023	0.00%	3,430	3.21	11,004	1.66%	7.17%
2022	0.00%	4,394	2.99	13,151	1.68%	-7.94%
2021	0.00%	836	3.25	2,717	1.23%	25.33%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**	This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

PHL VARIABLE ACCUMULATION ACCOUNT II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

****	This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.